REVENUE AND CONTRACT ACCOUNTING (Details Narrative)	3 Months Ended
Mar. 31, 2023 USD ($)
Revenue from Contract with Customer [Abstract]
Contract Liabilities	$ 957,997
Technology systems	151,233
Consulting recognized	$ 248,856